Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Disclosure of capital items

	Notes	December 31, 2025	December 31, 2024
Cash and cash equivalents		$421.9	$347.5
Capital items:
Long-term debt - Notes[1]	18(b)	$450.0	$450.0
Long-term debt - Term Loan[2]	18(c)	—	400.0
Credit facility available for use	18(a)	445.7	418.5
Common shares		3,383.8	3,070.6
		$4,279.5	$4,339.1
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $2.9 million as at December 31, 2025 (December 31, 2024 – $3.6 million) and the embedded derivative.
2.The carrying amount was repaid in 2025.